Events after reporting period (Details) R$ in Thousands, $ in Thousands	Jul. 12, 2024 BRL (R$)	Jul. 12, 2024 USD ($)	Jul. 10, 2024 BRL (R$)
Disclosure of non-adjusting events after reporting period [line items]
Purchase price of Pactiv Evergreen Inc. assets	R$ 611,479	$ 110,000
Timber [Member]
Disclosure of non-adjusting events after reporting period [line items]
Fair value of consideration transferred in cash			R$ 2,122,860
Timber VII SPE S.A.
Disclosure of non-adjusting events after reporting period [line items]
Percentage of shares purchase transaction			100.00%
Timber XX SPE S.A.
Disclosure of non-adjusting events after reporting period [line items]
Percentage of shares purchase transaction			100.00%